Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Costs And Expenses By Nature
Schedule of Cost of sales

	2022	2021	2020
Raw material, products for resale, materials and third-party services (*)	(32,354)	(20,869)	(12,699)
Depreciation, depletion and amortization	(10,514)	(9,277)	(8,847)
Production taxes	(14,953)	(11,136)	(5,920)
Employee compensation	(1,665)	(1,882)	(1,729)
Total	(59,486)	(43,164)	(29,195)

Schedule of Selling expenses

	2022	2021	2020
Materials, third-party services, freight, rent and other related costs	(3,987)	(3,542)	(4,163)
Depreciation, depletion and amortization	(789)	(610)	(564)
Allowance for expected credit losses	(58)	12	2
Employee compensation	(97)	(89)	(159)
Total	(4,931)	(4,229)	(4,884)

Schedule of General and administrative expenses

	2022	2021	2020
Employee compensation	(865)	(834)	(749)
Materials, third-party services, rent and other related costs	(362)	(256)	(252)
Depreciation, depletion and amortization	(105)	(86)	(89)
Total	(1,332)	(1,176)	(1,090)